Document and Entity Information	9 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	BNNY
Entity Registrant Name	ANNIE'S, INC.
Entity Central Index Key	0001431897
Entity Filer Category	Non-accelerated Filer